Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income	$ 134,116	$ 89,367
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and accretion expense	18,622	13,229
Amortization of debt discount	238	222
Amortization of deferred financing costs	191	223
Stock and unit-based compensation	2,246	383
Deferred income tax	9,627	0
Commodity derivatives gain	0	(1,173)
Settlements on commodity derivatives	0	871
Other	185	(250)
Changes in operating assets and liabilities:
Accounts receivable	(12,598)	(44,544)
Accounts receivable - related party	868	55
Inventories	2,313	684
Spare part inventories	(2,737)	(2,447)
Prepaid expenses and other current assets	(3,929)	2,085
Other long-term assets	(918)	(3,343)
Accounts payable	1,813	2,599
Accounts payable - related parties	24	(417)
Deferred revenue	0	6,815
Accrued liabilities and other liabilities	8,057	11,072
Net cash provided by operating activities	158,118	75,431
Investing activities:
Purchases of property, plant and equipment	(146,835)	(18,428)
Net cash used in investing activities	(146,835)	(18,428)
Financing Activities:
Net proceeds from IPO	303,426	0
Payment of offering costs	(6,020)	0
Member distributions prior to IPO	(15,000)	(15,024)
Principal payments on term loan borrowings	(16,573)	(12,745)
Issuance costs associated with debt financing	(752)	(233)
Payments under finance leases	(1,700)	(393)
Dividends paid to Class A common stockholders	(8,572)	0
Distributions paid to Atlas Sand Operating, LLC unitholders	(6,428)	0
Net cash provided by (used in) financing activities	248,381	(28,395)
Net increase in cash and cash equivalents	259,664	28,608
Cash and cash equivalents, beginning of period	82,010	40,401	$ 40,401
Cash and cash equivalents, end of period	341,674	69,009	82,010	$ 40,401
Supplemental cash flow information
Interest	7,426	7,358
Taxes	4,227	468
Non-cash items:
Property, plant and equipment in accounts payable and accrued liabilities	51,088	10,022
Atlas Sand Company LLC [Member]
Operating activities:
Net income			217,006	4,258	$ (34,442)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion and accretion expense			28,617	24,604	21,579
Impairment of long-lived assets			0	0	1,250
Loss on extinguishment of debt			0	11,922	0
Amortization of debt discount			457	7,320	8,110
Amortization of deferred financing costs			442	739	791
Stock and unit-based compensation			678	129	2,545
Deferred income tax			(2)	360	372
Interest paid-in-kind through issuance of additional term loans			0	3,039	11,794
Repayment of paid-in-kind interest borrowings			0	(22,233)	0
Commodity derivatives gain			(1,842)	(55)	0
Settlements on commodity derivatives			2,137	0	0
Non-cash lease expense			(220)	0	0
Other			513	(105)	118
Changes in operating assets and liabilities:
Accounts receivable			(44,207)	(17,626)	13,466
Accounts receivable - related party			(768)	(188)	49
Inventories			(2,415)	(364)	1,031
Spare part inventories			(4,239)	(617)	1,631
Prepaid expenses and other current assets			(2,030)	(1,175)	216
Other long-term assets			(6,549)	(596)	(66)
Accounts payable			7,881	5,744	(11,721)
Accounts payable - related parties			(464)	480	127
Deferred revenue			(2,000)	2,000	0
Accrued liabilities and other liabilities			13,017	3,720	(4,364)
Net cash provided by operating activities			206,012	21,356	12,486
Investing activities:
Purchases of property, plant and equipment			(89,592)	(19,371)	(9,532)
Net cash used in investing activities			(89,592)	(19,371)	(9,532)
Financing Activities:
Member distributions prior to IPO			(45,024)	(10,000)	(3)
Issuance costs associated with debt financing			(233)	(660)	0
Payments under finance leases			(1,010)	(423)	(318)
Proceeds from equity issuances			0	12,613	0
Proceeds from warrant exercises			0	0	25
Proceeds from term loan borrowings			0	178,200	15,000
Payments on term loan borrowings			(28,544)	(172,872)	(7,291)
Debt extinguishment cost			0	(4,514)	0
Proceeds from SBA Loan			0	0	4,413
Net cash provided by (used in) financing activities			(74,811)	2,344	11,826
Net increase in cash and cash equivalents			41,609	4,329	14,780
Cash and cash equivalents, beginning of period	$ 82,010	$ 40,401	40,401	36,072	21,292
Cash and cash equivalents, end of period			82,010	40,401	36,072
Supplemental cash flow information
Interest			14,904	19,155	12,106
Taxes			468	14	0
Non-cash items:
Property, plant and equipment in accounts payable and accrued liabilities			23,298	2,551	440
Issuance of warrants			$ 0	$ 0	$ 2,154